Shareholders Equity - USD ($) $ in Thousands	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Income, net of tax	Total Shareholders' Equity	Noncontrolling Interest	Total
Beginning balance, shares at Dec. 31, 2017	10,014,667
Beginning balance, amount at Dec. 31, 2017	$ 1,001	$ 55,636	$ 186,855	$ 38	$ 243,530	$ 21,052	$ 264,582
Exercise of stock options, shares	56,232						56,232
Exercise of stock options, amount	$ 6	1,409			1,415		$ 1,415
Stock option compensation		607			607		607
Restricted stock compensation							0
Shares granted to Directors, shares	20,092
Shares granted to Directors, amount	$ 2	1,053			1,055		1,055
Shares purchased and canceled, shares	(121,817)
Shares purchased and canceled, amount	$ (12)	(701)	(5,020)		(5,733)		(5,733)
Net income			124,472		124,472		124,472
Income (loss) attributable to noncontrolling interest						(1,384)	(1,384)
Distributions to partners						(1,020)	(1,020)
Minimum pension liability, net							0
Unrealized gain (loss) on investments, net				(739)	(739)		(739)
Ending balance, shares at Dec. 31, 2018	9,969,174
Ending balance, amount at Dec. 31, 2018	$ 997	58,004	306,307	(701)	364,607	18,648	$ 383,255
Exercise of stock options, shares	15,034						15,034
Exercise of stock options, amount	$ 2	456			458		$ 458
Stock option compensation		112			112		112
Restricted stock compensation							0
Shares granted to employee, shares	1,012
Shares granted to employee, amount		50			50		50
Shares granted to Directors, shares	1,460
Shares granted to Directors, amount		70			70		70
Shares purchased and canceled, shares	(169,251)
Shares purchased and canceled, amount	$ (17)	(987)	(7,206)		(8,210)		(8,210)
Net income			16,177		16,177		16,177
Income (loss) attributable to noncontrolling interest						(499)	(499)
Distributions to partners						(1,392)	(1,392)
Minimum pension liability, net							0
Unrealized gain (loss) on investments, net				1,624	1,624		1,624
Ending balance, shares at Dec. 31, 2019	9,817,429
Ending balance, amount at Dec. 31, 2019	$ 982	57,705	315,278	923	374,888	16,757	$ 391,645
Exercise of stock options, shares	12,415						12,415
Exercise of stock options, amount	$ 1	238			239		$ 239
Stock option compensation		92			92		92
Restricted stock compensation		250			250		250
Shares granted to employee, shares	11,448
Shares granted to employee, amount	$ 1	529			530		530
Shares granted to Directors, shares	12,050
Shares granted to Directors, amount	$ 1	499			500		500
Restricted stock award, shares	20,520
Restricted stock award, amount	$ 2	(2)
Shares purchased and canceled, shares	(510,145)
Shares purchased and canceled, amount	$ (51)	(3,032)	(18,229)		(21,312)		(21,312)
Net income			12,715		12,715		12,715
Income (loss) attributable to noncontrolling interest						(993)	(993)
Distributions to partners						(765)	(765)
Minimum pension liability, net				143	143		143
Unrealized gain (loss) on investments, net				(391)	(391)		(391)
Ending balance, shares at Dec. 31, 2020	9,363,717
Ending balance, amount at Dec. 31, 2020	$ 936	$ 56,279	$ 309,764	$ 675	$ 367,654	$ 14,999	$ 382,653